Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest, Similar Income of Financial Assets at Amortized Cost and at Fair Value Through Other Comprehensive Income (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 110,324	R$ 122,703	R$ 138,764
Central Bank compulsory deposits [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	5,063	7,201	6,920
Interbank deposits [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	1,080	744	674
Securities purchased under agreements to resell [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	17,365	25,711	34,162
Financial assets at fair value through other comprehensive income [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	9,194	8,886	11,160
Financial assets at amortised cost, category [member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	2,614	3,017	3,822
Loan and lease operations [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	73,640	75,568	80,124
Other financial asset [Member]
Disclosure Of Interest Income [Line Items]
Interest and similar income	R$ 1,368	R$ 1,576	R$ 1,902